Average Annual Total Returns		12 Months Ended	15 Months Ended
	Oct. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.04%	5.69%
Performance Inception Date	Sep. 27, 2024
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		10.45%	7.63%
Performance Inception Date	Sep. 27, 2024
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.63%	10.78%
Performance Inception Date	Sep. 27, 2024
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.45%	10.72%
Performance Inception Date	Sep. 27, 2024
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		14.57%	10.72%
Performance Inception Date	Sep. 27, 2024
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	11.06%
Performance Inception Date	Sep. 27, 2024
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	10.78%
Performance Inception Date	Sep. 27, 2024
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.58%	10.69%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.70%	8.21%
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.54%	10.80%
Performance Inception Date	Sep. 27, 2024
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.86%	11.00%
Performance Inception Date	Sep. 27, 2024
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		14.54%	10.70%
Performance Inception Date	Sep. 27, 2024
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	11.05%
Performance Inception Date	Sep. 27, 2024
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	11.05%
Performance Inception Date	Sep. 27, 2024
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	11.05%
Performance Inception Date	Sep. 27, 2024
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	11.05%
Performance Inception Date	Sep. 27, 2024
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.93%	11.04%
Performance Inception Date	Sep. 27, 2024
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.93%	11.01%
Performance Inception Date	Sep. 27, 2024
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	11.05%
Performance Inception Date	Sep. 27, 2024
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		14.94%	11.08%
Performance Inception Date	Sep. 27, 2024
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	16.10%
Russell 2500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	10.02%
Russell Midcap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.98%